Basis of Presentation and General Infomation (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Schedule of revenue by major charterer
	Year ended December 31,
	2013	2014	2015
Customer A	-	14%	14%
Customer B	33%	18%	19%
Customer C	13%	12%	13%
Customer D	18%	30%	15%
Customer E	12%	14%	13%
Customer F	-	-	15%